Commodity forward contracts – Barter transactions	12 Months Ended
Jun. 30, 2023
Commodity Forward Contracts [Abstract]
Commodity forward contracts – Barter transactions	Commodity forward contracts – Barter transactions
For certain contracts with customers, the Group carries out term sales of agricultural inputs (e.g., fertilizers, crop chemicals, seeds) in exchange for future delivery of grains, mainly soybeans and corn, at the time of their harvest (“Barter transactions").
A contract (grain purchase agreement) is signed between the Group and the customer, pursuant to which Lavoro and the customer agree on an amount of commodity, to be delivered at harvesting, which is equivalent to the total sales price based on the future commodity price on the date in which the contract with the customer is entered into. The customers’ main obligation under this contract is to deliver the agreed upon volume of commodities as payment at a future date.
Contemporaneously, the Group enters into a future grain sale agreement with a commodity trading company, pursuant to which the Group is committed to deliver the commodity to be received by the customer under the inputs sales transaction. The Group strategy is to sign this agreement for the same quantity and the same terms of the contract between the Group and its customer. While this physical sale of the grains is not concluded with trading companies, the Group may enter into a derivative contract on commodity and futures exchanges such as CBOT, ICE, or B3, in an equivalent term associated with the physical grain purchases. This aims to mitigate exposure to price fluctuations. Consequently, the Group maintains these derivative contracts to naturally hedge against market volatility. As soon as the physical sale of the grains is concluded, the derivative contracts are promptly liquidated to realize the hedging gains or losses.
In the event the customer fails to deliver the committed commodity amount upon harvesting, for example due to a significant increase in the commodity price the Group is required to:
•purchase the commodity in the spot market and deliver it to the commodity trading company; or
•pay compensation to the commodity trading company in an amount equal to the difference between the commodity price between the time of delivery and the time of closing of the agreement (“washout risk”).
The Group is entitled to charge its customers for any losses arising from the settlement of its obligations above with the commodity trading companies.
Even though these agreements are settled physically (grains purchase and sale), under IFRS 9, the Group designates, at initial recognition, such forward contracts as measured at fair value through profit and losses (FVTPL).
The fair value of the commodity forward contracts, entered into with the customer and the commodity trading company is estimated based on information available in the market and specific valuation methodologies, and discounted to present value, considering the contractual terms and the current market prices for such commodities. Such contracts are disclosed on a gross basis in the statement of financial position.
Critical accounting estimates and judgments
Fair value of commodity forward contracts is estimated on a regional basis, and they are based on the commodity prices available at exchange future markets, over the counter premium data quoted by market players and the expected freight costs estimated by the Group considering historical inland freight data.
As of June 30, fair value of commodity forward contracts is as follows:

	2023	2022
Fair value of commodity forward contracts:
Assets
Purchase contracts	53,695	16,054
Sale contracts	61,166	16,746
	114,861	32,800
Liabilities
Purchase contracts	(206,881)	(14,995)
Sale contracts	(186)	(12,043)
	(207,067)	(27,038)
The changes in fair value recognized in the statements of profit or loss are in note 30.
The main assumptions used in the fair value calculation are as follows:

	Outstanding Volume (tons)	Average of contract prices R$/Bag	Average Market Prices (Corn R$/bag (ii); Soybean US$/bu(i))	Soybean market premium (US$/bu)	Freight (R$/ton)
Purchase Contracts
Soybean
As of June 30, 2022	81,379	147.65	14.52	0.4	358.55
As of June 30, 2023	449,847	127.95	13.16	(0.3)	293.65
Corn
As of June 30, 2022	181,475	67.47	86.95	N/A	381.00
As of June 30, 2023	303,432	65.25	56.04	N/A	282.23
Selling Contracts
Soybean
As of June 30, 2022	70,191	147.46	14.56	0.5	367.46
As of June 30, 2023	145,915	145.71	13.16	0.0	0.0
Corn
As of June 30, 2022	114,063	67.45	87.06	N/A	451.83
As of June 30, 2023	255,499	48.36	56.04	N/A	284.59
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(i)Market price published by Chicago Board of Trade which is a futures and options exchange in United States.
(ii)Market price published by B3 – Brasil, Bolsa, Balcão which is a futures, options and stock exchange in Brazil.